John Hancock Funds II

Short Duration Credit Opportunities Fund

Supplement dated January 3, 2014 to the current Class A Shares Prospectus of the fund, as may be supplemented from time to time.

Effective February 3, 2014, Class A front-end and deferred sales charges are being reduced, and the terms and holding schedule of the Class A deferred sales charge are being modified as set forth below. These changes will take effect on February 3, 2013 and purchases made prior to this date are subject to the front-end sales charges, deferred sales charges and holding schedules currently described in the fund's prospectus and statement of additional information.

The following amends and restates the information regarding Class A shares presented under the heading "Fees and expenses — Shareholder fees (fees paid directly from your investment)" in the "Fund summary" section:

Shareholder fees (fees paid directly from your investment)	Class A
Maximum front-end sales charge (load) on purchases, as a % of purchase price	2.50%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	0.50% (on certain purchases, including those of $250,000 or more)
Small account fee (for fund account balances under $1,000)	$20

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:

Expenses ($)	Class A
1 year	370
3 years	1,311
5 years	2,258
10 years	4,658